Deposits (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current	R$ 498,803	R$ 493,752
Non-current	372,635	356,620
Total	871,438	850,372
Interest Bearing Deposits 1 [Member]
IfrsStatementLineItems [Line Items]
Current	376,238	334,808
Non-current	372,635	356,620
Total	748,873	691,428
Savings accounts [member]
IfrsStatementLineItems [Line Items]
Current	179,764	190,601
Total	179,764	190,601
Interbank [member]
IfrsStatementLineItems [Line Items]
Current	4,821	3,490
Non-current	73	286
Total	4,894	3,776
Time deposits [member]
IfrsStatementLineItems [Line Items]
Current	191,653	140,717
Non-current	372,562	356,334
Total	564,215	497,051
Non interest bearing deposits [Member]
IfrsStatementLineItems [Line Items]
Current	122,565	158,944
Total	122,565	158,944
Demand Deposits 1 [Member]
IfrsStatementLineItems [Line Items]
Current	117,587	158,116
Total	117,587	158,116
Other Deposits [member]
IfrsStatementLineItems [Line Items]
Current	4,978	828
Total	R$ 4,978	R$ 828